Offerings	Jul. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (Employee RSU Plan)
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	46.58
Maximum Aggregate Offering Price	$ 349,350,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,245.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table under the Plans by reason of any stock dividend, stock split, recapitalization, or other similar event pursuant to the anti-dilution provisions of the Plans.
(b)The Amount Registered represents 7,500,000 and 1,000,000 shares of Common Stock reserved for future issuance under the Employee RSU Plan and the Director Plan, respectively.
(c)The fee rate of $138.10 per $1,000,000 (0.00013810) is the rate effective for the period from October 1, 2025 through September 30, 2026. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the common stock on July 9, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement on Form S-8.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (Director Plan)
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	46.58
Maximum Aggregate Offering Price	$ 46,580,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,432.7
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table under the Plans by reason of any stock dividend, stock split, recapitalization, or other similar event pursuant to the anti-dilution provisions of the Plans.
(b)The Amount Registered represents 7,500,000 and 1,000,000 shares of Common Stock reserved for future issuance under the Employee RSU Plan and the Director Plan, respectively.
(c)The fee rate of $138.10 per $1,000,000 (0.00013810) is the rate effective for the period from October 1, 2025 through September 30, 2026. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act using the average of the high and low sale prices of the common stock on July 9, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement on Form S-8.